SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
Impact of Share Options and Restricted Shares

The impact of share options and restricted shares for the Group for the years ended December 31, 2013, 2012 and 2011 recognized in the consolidated financial statements is as follows:

	Year Ended December 31,
	2013	2012	2011
2006 Share Incentive Plan
Share options	$3,234	$4,033	$5,570
Restricted shares	2,188	2,464	3,054

Sub-total	$5,422	$6,497	$8,624

2011 Share Incentive Plan
Share options	$2,775	$1,179	$—
Restricted shares	3,052	1,297	—

Sub-total	$5,827	$2,476	$—

MCP Share Incentive Plan
Share options	$1,756	$—	$—
Restricted shares	1,982	—	—

Sub-total	$3,738	$—	$—

Total share-based compensation expenses recognized in general and administrative expenses	$14,987	$8,973	$8,624

2006 Share Incentive Plan [Member]
Summary of Assumptions Used to Estimate Fair Value of Stock Options

The fair value per option under the 2006 Share Incentive Plan was estimated at the date of grant using the following weighted average assumptions during the year ended December 31, 2011:

Expected dividend yield	—
Expected stock price volatility	81.87%
Risk-free interest rate	2.07%
Expected average life of options (years)	5.1

Summary of Share Options Activity

A summary of share options activity under the 2006 Share Incentive Plan as of December 31, 2013, and changes during the years ended December 31, 2013, 2012 and 2011 are presented below:

	Number of Share Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as at January 1, 2011	20,453,493	$1.22
Granted	5,150,946	2.52
Exercised	(3,835,596)	1.03
Forfeited	(783,423)	1.52
Expired	(68,958)	4.40

Outstanding as at December 31, 2011	20,916,462	$1.55
Exercised	(2,966,955)	1.22
Forfeited	(1,110,843)	1.63
Expired	(6,510)	1.01

Outstanding as at December 31, 2012	16,832,154	$1.61
Exercised	(2,967,372)	1.50
Forfeited	(82,380)	2.07
Expired	(4,989)	1.01

Outstanding as at December 31, 2013	13,777,413	$1.63	5.60	$157,718

Exercisable as at December 31, 2013	12,162,312	$1.52	5.39	$140,502

Summary of Share Options Vested and Expected to Vest

A summary of share options vested and expected to vest under the 2006 Share Incentive Plan at December 31, 2013 are presented below:

	Vested
	Number of Share Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Range of exercise prices per share ($1.01 – $5.06) (Note)	12,162,312	$1.52	5.39	$140,502

Note: 3,426,696 share options vested and 4,989 share options expired during the year ended December 31, 2013.

	Expected to Vest
	Number of Share Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Range of exercise prices per share ($1.33 – $2.52)	1,615,101	$2.41	7.18	$17,216

Summary of Restricted Shares

A summary of the status of the 2006 Share Incentive Plan’s restricted shares as of December 31, 2013, and changes during the years ended December 31, 2013, 2012 and 2011 are presented below:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Unvested as at January 1, 2011	2,649,059	$1.31
Granted	2,908,383	2.52
Vested	(1,252,223)	1.07
Forfeited	(302,716)	1.97

Unvested as at December 31, 2011	4,002,503	$2.22
Vested	(1,276,634)	2.49
Forfeited	(486,984)	1.66

Unvested as at December 31, 2012	2,238,885	$2.19
Vested	(1,297,902)	2.04
Forfeited	(38,313)	2.12

Unvested as at December 31, 2013	902,670	$2.42

2011 Share Incentive Plan [Member]
Summary of Assumptions Used to Estimate Fair Value of Stock Options

The fair value per option under the 2011 Share Incentive Plan was estimated at the date of grant using the following weighted average assumptions for options granted during the years ended December 31, 2013 and 2012:

	December 31,
	2013	2012
Expected dividend yield	—	—
Expected stock price volatility	65.50%	67.82%
Risk-free interest rate	0.82%	1.01%
Expected average life of options (years)	5.1	5.1

Summary of Share Options Activity

A summary of share options activity under the 2011 Share Incentive Plan as of December 31, 2013, and changes during the years ended December 31, 2013 and 2012 are presented below:

	Number of Share Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as at January 1, 2012	—	$—
Granted	1,934,574	4.70
Forfeited	(33,438)	4.70

Outstanding as at December 31, 2012	1,901,136	$4.70
Granted	1,388,793	8.42
Exercised	(96,930)	4.70
Forfeited	(120,834)	6.00
Expired	(1,830)	4.70

Outstanding as at December 31, 2013	3,070,335	$6.33	8.74	$21,560

Exercisable as at December 31, 2013	522,909	$4.70	8.25	$4,380

Summary of Share Options Vested and Expected to Vest

A summary of share options vested and expected to vest under the 2011 Share Incentive Plan at December 31, 2013 are presented below:

	Vested
	Number of Share Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Exercise price per share ($4.70) (Note)	522,909	$4.70	8.25	$4,380

Note: 621,669 share options vested and 1,830 share options expired during the year ended December 31, 2013.

	Expected to Vest
	Number of Share Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Range of exercise prices per share ($4.70 – $8.42)	2,547,426	$6.66	8.84	$17,180

Summary of Restricted Shares

A summary of the status of the 2011 Share Incentive Plan’s restricted shares as of December 31, 2013, and changes during the years ended December 31, 2013 and 2012 are presented below:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Unvested at January 1, 2012	—	$—
Granted	1,170,612	4.43
Forfeited	(16,722)	4.43

Unvested at December 31, 2012	1,153,890	$4.43
Granted	817,068	8.27
Vested	(378,579)	4.43
Forfeited	(60,420)	5.77

Unvested at December 31, 2013	1,531,959	$6.43

MCP Share Incentive Plan [Member]
Summary of Assumptions Used to Estimate Fair Value of Stock Options

The fair value per option under the MCP Share Incentive Plan was estimated at the date of grant using the following weighted average assumptions for options granted during the year ended December 31, 2013:

Expected dividend yield	—
Expected stock price volatility	45.00%
Risk-free interest rate	3.73%
Expected average life of options (years)	5.0

Summary of Share Options Activity

A summary of share options activity under the MCP Share Incentive Plan as of December 31, 2013, and changes during the year ended December 31, 2013 are presented below:

	Number of Share Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as at January 1, 2013	—	$—
Granted	120,826,336	0.19
Forfeited	(4,682,183)	0.19

Outstanding as at December 31, 2013	116,144,153	$0.19	9.50	$14,031

Summary of Share Options Vested and Expected to Vest

A summary of share options expected to vest under the MCP Share Incentive Plan as of December 31, 2013 are presented below:

	Expected to Vest
	Number of Share Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Exercise price per share ($0.19)	116,144,153	$0.19	9.50	$14,031

Summary of Restricted Shares

A summary of the status of the MCP Share Incentive Plan’s restricted shares as of December 31, 2013, and changes during the year ended December 31, 2013 are presented below:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Unvested as at January 1, 2013	—	$—
Granted	60,413,167	0.19
Forfeited	(2,341,091)	0.19

Unvested as at December 31, 2013	58,072,076	$0.19